Details of Significant Accounts - Other gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Foreign exchange (losses) gains	$ 1,303	$ (893)	$ (770)
Losses on financial liabilities at fair value through profit or loss	(93,777)	(150,745)	(2,022)
Other gains and losses	$ (92,474)	$ (151,638)	$ (2,792)